Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of Stock option activity

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of December 31, 2017	—	—	—	—
-Grant	175,978,312	0.0000001	5	1.38
-Forfeited	—	—	—	—
Outstanding as of December 31, 2018	175,978,312	0.0000001	4.97	1.38
-Grant to Employees	2,809,000	0.0000001	4.5	1.4
-Forfeited	(74,243,734)	0.0000001	4.3	1.38
Outstanding as of December 31, 2019	104,543,578	0.0000001	3.98	1.37
Exercisable as of December 31, 2019	66,176,296	0.0000001	3.98	1.38

Schedule of assumptions using Binomial Option Pricing Model

	2018	2019
Expected volatility	60%	60%
Risk-free interest rate (per annum)	3.7%	2.8%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5